Share Based Compensation (Details) - Schedule of share options granted - Black-Scholes Option-Pricing Model [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation (Details) - Schedule of share options granted [Line Items]
Average Exercise price (Doller) (in Dollars per share)	$ 17.35	$ 17.35
Expected volatility (%)		80.00%
Expected term (Years)	6 years 3 months	6 years
Expected dividend yield (%)
Minimum [Member]
Share Based Compensation (Details) - Schedule of share options granted [Line Items]
Expected volatility (%)	55.57%
Risk-free interest rate (%)	0.76%	0.49%
Maximum [Member]
Share Based Compensation (Details) - Schedule of share options granted [Line Items]
Expected volatility (%)	73.11%
Risk-free interest rate (%)	1.15%	0.69%